Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000005434 | Tenet Healthcare
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005434 | Weatherford International
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005434 | Wingstop
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005434 | Curtiss-Wright
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005434 | Murphy USA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005434 | FTAI Aviation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005434 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005434 | Insmed
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005434 | Onto Innovation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005434 | Ensign Group
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005434 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000005434 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000005434 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000005434 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000005434 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000005434 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005434 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005434 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005434 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000170855 | Tenet Healthcare
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000170855 | Weatherford International
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000170855 | Wingstop
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000170855 | Curtiss-Wright
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000170855 | Murphy USA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000170855 | FTAI Aviation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000170855 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000170855 | Insmed
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000170855 | Onto Innovation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000170855 | Ensign Group
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000170855 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000170855 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000170855 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000170855 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000170855 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000170855 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000170855 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000170855 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000170855 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169956 | Tenet Healthcare
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000169956 | Weatherford International
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000169956 | Wingstop
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000169956 | Curtiss-Wright
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000169956 | Murphy USA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000169956 | FTAI Aviation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000169956 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000169956 | Insmed
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000169956 | Onto Innovation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000169956 | Ensign Group
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000169956 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000169956 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000169956 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000169956 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000169956 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000169956 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000169956 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000169956 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169956 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%